STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Retained Earnings [Member]	Class A Redeemable Common Stock	Total
Balance at the beginning at May. 12, 2020	$ 0	$ 0	$ 0	$ 0		$ 0
Balance at the beginning (in shares) at May. 12, 2020	0	0
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		8,625,000
Net loss				(10,732)		(10,732)
Balance at the ending at Jun. 30, 2020		$ 863	24,137	(10,732)		14,268
Balance at the ending (in shares) at Jun. 30, 2020		8,625,000
Balance at the beginning at May. 12, 2020	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at May. 12, 2020	0	0
Net loss						(665,364)
Balance at the ending at Sep. 30, 2020		$ 863		(26,930,154)		(26,929,291)
Balance at the ending (in shares) at Sep. 30, 2020		8,625,000
Balance at the beginning at May. 12, 2020	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at May. 12, 2020	0	0
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		8,625,000
Excess of cash received over fair value of private placement warrants			1,654,167			1,654,167
Forfeited Class B ordinary shares		$ (100)				(100)
Forfeited of Class B ordinary shares (in shares)		(992,425)
Accretion of Class A ordinary Shares to redemption amount			(1,678,304)	(26,450,296)	$ 28,128,600	(28,128,600)
Net loss				(8,766,527)		(8,766,527)
Balance at the ending at Dec. 31, 2020		$ 763		(35,216,823)		(35,216,060)
Balance at the ending (in shares) at Dec. 31, 2020		7,632,575
Balance at the beginning at Jun. 30, 2020		$ 863	24,137	(10,732)		14,268
Balance at the beginning (in shares) at Jun. 30, 2020		8,625,000
Excess of cash received over fair value of private placement warrants			1,654,167			1,654,167
Accretion of Class A ordinary Shares to redemption amount			$ (1,678,304)	(26,264,790)		(27,943,094)
Net loss				(654,632)		(654,632)
Balance at the ending at Sep. 30, 2020		$ 863		(26,930,154)		(26,929,291)
Balance at the ending (in shares) at Sep. 30, 2020		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 763		(35,216,823)		(35,216,060)
Balance at the beginning (in shares) at Dec. 31, 2020		7,632,575
Net loss				9,810,764		9,810,764
Balance at the ending at Mar. 31, 2021		$ 763		(25,406,059)		(25,405,296)
Balance at the ending (in shares) at Mar. 31, 2021		7,632,575
Balance at the beginning at Dec. 31, 2020		$ 763		(35,216,823)		(35,216,060)
Balance at the beginning (in shares) at Dec. 31, 2020		7,632,575
Net loss						(2,721,870)
Balance at the ending at Sep. 30, 2021		$ 763		(37,938,693)		(37,937,930)
Balance at the ending (in shares) at Sep. 30, 2021		7,632,575
Balance at the beginning at Mar. 31, 2021		$ 763		(25,406,059)		(25,405,296)
Balance at the beginning (in shares) at Mar. 31, 2021		7,632,575
Net loss				(14,728,902)		(14,728,902)
Balance at the ending at Jun. 30, 2021		$ 763		(40,134,961)		(40,134,198)
Balance at the ending (in shares) at Jun. 30, 2021		7,632,575
Net loss				2,196,268		2,196,268
Balance at the ending at Sep. 30, 2021		$ 763		$ (37,938,693)		$ (37,937,930)
Balance at the ending (in shares) at Sep. 30, 2021		7,632,575